UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-8797
                                   811-9049

Name of Fund: BlackRock International Fund of BlackRock Series, Inc.
              BlackRock Master International Portfolio of BlackRock Master Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/2007

Date of reporting period: 12/01/06 - 02/28/07

Item 1 - Schedule of Investments

BlackRock International Fund of BlackRock Series, Inc.
Schedule of Investments as of February 28, 2007                (in U.S. dollars)

                 Beneficial
                   Interest      Mutual Funds                                                                             Value
----------------------------------------------------------------------------------------------------------------------------------
               $109,244,334      BlackRock Master International Portfolio of BlackRock Master Trust                  $ 126,056,551
----------------------------------------------------------------------------------------------------------------------------------
                                 Total Investments (Cost - $115,117,793) - 100.1%                                      126,056,551
                                 Liabilities in Excess of Other Assets - (0.1%)                                           (134,447)
                                                                                                                     -------------
                                 Net Assets - 100.0%                                                                 $ 125,922,104
                                                                                                                     =============

BlackRock Master International Portfolio of BlackRock Master Trust
Schedule of Investments as of February 28, 2007                (in U.S. Dollars)

                                                                    Shares
                     Industry                                         Held  Common Stocks                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Europe
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 2.7%       Commercial Banks - 2.7%                        27,988  KBC Bancassurance Holding                  $  3,400,490
                     --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Belgium                3,400,490
-----------------------------------------------------------------------------------------------------------------------------------
France - 6.4%        Electrical Equipment - 2.1%                    84,322  Legrand Promesses                             2,689,014
                     --------------------------------------------------------------------------------------------------------------
                     Insurance - 2.5%                               72,684  AXA                                           3,090,865
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable Fuels - 1.8%             33,861  Total SA                                      2,280,624
                     --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in France                 8,060,503
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 6.8%       Automobiles - 1.5%                             33,285  Bayerische Motoren Werke AG                   1,932,901
                     --------------------------------------------------------------------------------------------------------------
                     Chemicals - 1.5%                               32,520  Bayer AG                                      1,872,112
                     --------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 1.4%                      13,608  E.ON AG                                       1,783,840
                     --------------------------------------------------------------------------------------------------------------
                     Health Care Providers & Services - 2.4%        21,000  Fresenius Medical Care AG                     2,981,386
                     --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Germany                8,570,239
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 2.6%       Commercial Banks - 2.6%                       114,135  Allied Irish Banks Plc                        3,355,909
                     --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Ireland                3,355,909
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 3.5%         Commercial Banks - 1.5%                        61,522  Banco Popolare di Verona e Novara Scrl        1,858,366
                     --------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication                  36,450  FastWeb SpA                                   1,902,731
                     Services - 1.5%
                     --------------------------------------------------------------------------------------------------------------
                     Food Products - 0.5%                          150,896  Parmalat SpA (a)                                643,760
                     --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Italy                  4,404,857
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 4.8%   Air Freight & Logistics - 2.3%                 66,535  TNT NV                                        2,859,430
                     --------------------------------------------------------------------------------------------------------------
                     Diversified Financial Services - 2.5%          73,968  ING Groep NV CVA                              3,155,457
                     --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the Netherlands        6,014,887
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 1.5%        Commercial Banks - 1.5%                       136,444  DnB NOR ASA                                   1,845,988
                     --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Norway                 1,845,988
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 3.0%         Commercial Banks - 3.0%                       154,746  Banco Bilbao Vizcaya Argentaria SA            3,765,917
                     --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Spain                  3,765,917
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 11.4%  Capital Markets - 3.7%                         78,912  UBS AG                                        4,659,684
                     --------------------------------------------------------------------------------------------------------------
                     Food Products - 3.8%                           12,792  Nestle SA Registered Shares                   4,758,830
                     --------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 3.9%                         88,600  Novartis AG Registered Shares                 4,917,445
                     --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Switzerland           14,335,959
-----------------------------------------------------------------------------------------------------------------------------------
United               Food Products - 2.4%                          115,614  Unilever Plc                                  3,097,023
Kingdom - 19.3%      --------------------------------------------------------------------------------------------------------------
                     Household Durables - 1.5%                     171,478  Wimpey George Plc                             1,906,837
                     --------------------------------------------------------------------------------------------------------------
                     Household Products - 1.5%                      36,677  Reckitt Benckiser Plc                         1,841,468
                     --------------------------------------------------------------------------------------------------------------
                     Media - 2.7%                                  285,722  Yell Group Plc                                3,351,897
                     --------------------------------------------------------------------------------------------------------------

BlackRock Master International Portfolio of BlackRock Master Trust
Schedule of Investments as of February 28, 2007                (in U.S. Dollars)

                                                                    Shares
                     Industry                                         Held  Common Stocks                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 4.2%                         57,918  Rio Tinto Plc Registered Shares            $  3,120,016
                                                                    46,300  Xstrata Plc                                   2,167,500
                                                                                                                       ------------
                                                                                                                          5,287,516
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable Fuels - 3.5%            164,688  BG Group Plc                                  2,235,731
                                                                    36,500  Cairn Energy Plc                              1,119,302
                                                                   156,274  Tullow Oil Plc                                1,124,315
                                                                                                                       ------------
                                                                                                                          4,479,348
                     --------------------------------------------------------------------------------------------------------------
                     Tobacco - 3.5%                                144,500  British American Tobacco Plc                  4,384,641
                     --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the United Kingdom    24,348,730
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Europe - 62.0%        78,103,479
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 3.1%        Diversified Telecommunication                  81,188  TELUS Corp.                                   3,911,546
                     Services - 3.1%
                     --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Canada                 3,911,546
-----------------------------------------------------------------------------------------------------------------------------------
United               Energy Equipment & Services - 1.6%             48,896  Weatherford International Ltd. (a)            1,963,174
States - 4.0%        --------------------------------------------------------------------------------------------------------------
                     Software - 2.4%                                88,945  Amdocs Ltd. (a)                               3,078,386
                     --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the United States      5,041,560
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in North
                                                                            America - 7.1%                                8,953,106
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.5%     Real Estate Management &                      160,000  Sun Hung Kai Properties Ltd.                  1,894,151
                     Development - 1.5%
                     --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Hong Kong              1,894,151
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 16.8%        Automobiles - 2.8%                             94,900  Honda Motor Co., Ltd.                         3,526,962
                     --------------------------------------------------------------------------------------------------------------
                     Building Products - 1.0%                       58,200  JS Group Corp.                                1,310,875
                     --------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 3.1%                           401  Sumitomo Mitsui Financial Group, Inc.         3,901,151
                     --------------------------------------------------------------------------------------------------------------
                     Construction & Engineering - 2.8%              65,000  Chiyoda Corp.                                 1,443,669
                                                                   393,000  Kajima Corp.                                  2,091,464
                                                                                                                       ------------
                                                                                                                          3,535,133
                     --------------------------------------------------------------------------------------------------------------
                     Consumer Finance - 0.9%                        34,400  Credit Saison Co., Ltd.                       1,132,662
                     --------------------------------------------------------------------------------------------------------------
                     Diversified Consumer Services - 1.1%           35,000  Benesse Corp.                                 1,349,059
                     --------------------------------------------------------------------------------------------------------------
                     Electronic Equipment &                         51,200  Hoya Corp.                                    1,774,539
                     Instruments - 1.4%
                     --------------------------------------------------------------------------------------------------------------
                     Specialty Retail - 1.2%                       101,000  EDION Corp.                                   1,451,418
                     --------------------------------------------------------------------------------------------------------------
                     Textiles, Apparel & Luxury Goods - 0.9%        80,000  Onward Kashiyama Co., Ltd.                    1,121,583
                     --------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication                        263  KDDI Corp.                                    2,054,995
                     Services - 1.6%
                     --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Japan                 21,158,377
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Master International Portfolio of BlackRock Master Trust
Schedule of Investments as of February 28, 2007                (in U.S. Dollars)

                                                                    Shares
                     Industry                                         Held  Common Stocks                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 4.2%   Commercial Banks - 1.7%                        24,345  Kookmin Bank                               $  2,186,591
                     --------------------------------------------------------------------------------------------------------------
                     Construction & Engineering - 1.0%              13,396  GS Engineering & Construction Corp.           1,230,590
                     --------------------------------------------------------------------------------------------------------------
                     Semiconductors & Semiconductor                  3,090  Samsung Electronics Co., Ltd.                 1,866,284
                     Equipment - 1.5%
                     --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in South Korea            5,283,465
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 4.3%        Semiconductors & Semiconductor              1,431,000  Taiwan Semiconductor Manufacturing
                     Equipment - 2.3%                                       Co., Ltd.                                     2,924,207
                     --------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication                  2,223,000  Far EasTone Telecommunications Co., Ltd.      2,535,544
                     Services - 2.0%
                     --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Taiwan                 5,459,751
-----------------------------------------------------------------------------------------------------------------------------------
Thailand - 1.3%      Transportation Infrastructure - 1.3%          900,000  Airports of Thailand PCL                      1,600,294
                     --------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Thailand               1,600,294
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the Pacific
                                                                            Basin/Asia - 28.1%                           35,396,038
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks                         122,452,623
                                                                            (Cost - $111,521,891 ) - 97.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Beneficial    Short-Term Securities
                                                                Interest
-----------------------------------------------------------------------------------------------------------------------------------
                                                             $ 4,553,744    BlackRock Liquidity Series,                   4,553,744
                                                                                 LLC Cash Sweep Series, 5.33% (b)(c)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Short-Term Securities                   4,553,744
                                                                            (Cost - $4,553,744) - 3.6%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Investments
                                                                            (Cost - $116,075,635*) - 100.8%             127,006,367
                                                                            Liabilities in Excess of Other
                                                                            Assets - (0.8%)                                (949,816)
                                                                                                                       ------------
                                                                            Net Assets - 100.0%                        $126,056,551
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of February 28, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 116,600,644
                                                                  =============
      Gross unrealized appreciation                               $  13,374,252
      Gross unrealized depreciation                                  (2,968,529)
                                                                  -------------
      Net unrealized appreciation                                 $  10,405,723
                                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                    Net              Interest
      Affiliate                                  Activity            Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                       $ 4,553,744         $ 18,483
      --------------------------------------------------------------------------

BlackRock Master International Portfolio of BlackRock Master Trust
Schedule of Investments as of February 28, 2007                (in U.S. Dollars)

(c)   Represents the current yield as of February 28, 2007.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Forward foreign exchange contracts as of February 28, 2007 were as follows:

      --------------------------------------------------------------------------
      Foreign Currency Purchased                Settlement           Unrealized
                                                   Date             Appreciation
      --------------------------------------------------------------------------
      EUR  2,398,783                            March 2007               $   591
      GBP  2,041,168                            March 2007                 2,110
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on
      Forward Foreign Exchange Contracts
      (USD Commitment - $7,180,845)                                      $ 2,701
                                                                         =======
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
      Foreign Currency Sold                     Settlement           Unrealized
                                                   Date             Appreciation
      --------------------------------------------------------------------------
      CHF     4,670,960                       March 2007              $  (4,119)
      EUR     797,506                         March 2007                 (1,878)
      JPY     288,723,572                     March 2007                (45,283)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on
      Forward Foreign Exchange Contracts
      (USD Commitment - $7,275,908)                                   $ (51,280)
                                                                      ==========
      --------------------------------------------------------------------------

o     Currency Abbreviations:

      CHF     Swiss Franc
      EUR     Euro
      GBP     British Pound
      JPY     Japanese Yen
      USD     U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master Trust

By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master Trust

Date: April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master Trust

Date: April 23, 2007

By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master Trust

Date: April 23, 2007